CERTIFICATION

      Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger & Berman Equity Funds (1933 Act File No. 33-11357; 1940 Act File No. 811-00582) ("Registrant") hereby certifies (a) that the form of the Prospectus used with respect to Neuberger & Berman Millennium Fund (a series of the Registrant) does not differ from that contained in Post-Effective Amendment No. 81 ("Amendment No. 81") to the Registrant's Registration Statement and (b) that Amendment No. 81 was filed electronically.





Dated: October 26, 1998               By: /s/ Claudia A. Brandon
                                          --------------------------
                                          Claudia A. Brandon
                                          Secretary